Six Circles Managed Equity Portfolio U.S. Unconstrained Fund Expense Example - Six Circles Managed Equity Portfolio U.S. Unconstrained Fund - Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 6
Expense Example, with Redemption, 3 Years	66
Expense Example, with Redemption, 5 Years	131
Expense Example, with Redemption, 10 Years	$ 322